UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21731
Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
September 30, 2006

Shares	Description				Value

	Common Stocks – 99.7%

	Aerospace & Defense – 1.2%

26,200	Boeing Company				$2,065,870
41,300	Honeywell International Inc.				1,689,170
29,900	United Technologies Corporation				1,894,165

	Total Aerospace & Defense				5,649,205

	Air Freight & Logistics – 0.5%

33,210	United Parcel Service, Inc., Class B				2,389,127

	Airlines – 0.3%

51,822	JetBlue Airways Corporation, (1)				480,390
60,900	Southwest Airlines Co.				1,014,594

	Total Airlines				1,494,984

	Auto Components – 0.3%

41,333	American Axle and Manufacturing Holdings Inc.				689,848
49,461	Cooper Tire & Rubber				497,578

	Total Auto Components				1,187,426

	Automobiles – 0.6%

133,961	Ford Motor Company				1,083,744
23,847	General Motors Corporation				793,151
14,900	Harley-Davidson Inc., (1)				934,975

	Total Automobiles				2,811,870

	Beverages – 0.6%

32,700	Coca-Cola Company				1,461,036
23,200	PepsiCo, Inc.				1,514,032

	Total Beverages				2,975,068

	Biotechnology – 4.4%

72,934	Amgen Inc., (1)				5,216,969
69,410	Biogen Idec Inc., (1)				3,101,239
12,760	Cephalon, Inc., (1)				787,930
9,851	Genentech, Inc., (1)				814,678
55,160	Genzyme Corporation, (1)				3,721,645
79,260	Gilead Sciences, Inc., (1)				5,445,162
25,611	Medimmune Inc., (1)				748,097
18,985	Sepracor Inc., (1)				919,633

	Total Biotechnology				20,755,353

	Building Products – 0.1%

22,301	Masco Corporation				611,493

	Capital Markets – 1.9%

72,720	Charles Schwab Corporation				1,301,688
9,100	Goldman Sachs Group, Inc.				1,539,447
12,220	Legg Mason, Inc.				1,232,509
13,459	Merrill Lynch & Co., Inc.				1,052,763
35,700	Morgan Stanley				2,602,887
51,000	Waddell & Reed Financial, Inc., Class A				1,262,250

	Total Capital Markets				8,991,544

	Chemicals – 0.4%

44,813	E.I. Du Pont de Nemours and Company				1,919,789

	Commercial Banks – 4.3%

118,692	Bank of America Corporation				6,358,330
23,800	Bank of New York Company, Inc.				839,188
33,600	Commerce Bancorp, Inc.				1,233,456
19,882	Fifth Third Bancorp.				757,107
38,433	FirstMerit Corporation				890,493
82,400	Lloyds TSB Group PLC, Sponsored ADR				3,337,200
63,800	U.S. Bancorp.				2,119,436
38,800	Wachovia Corporation				2,165,040
65,200	Wells Fargo & Company				2,358,936

	Total Commercial Banks				20,059,186

	Commercial Services & Supplies – 2.6%

34,575	Automatic Data Processing, Inc.				1,636,781
29,470	CheckFree Corp., (1)				1,217,700
14,480	Corporate Executive Board Company				1,301,897
23,400	Global Payments Inc.				1,029,834
15,900	ITT Educational Services, Inc., (1)				1,054,170
20,400	Manpower Inc.				1,249,908
60,290	Paychex, Inc.				2,221,687
41,506	Pitney Bowes Inc.				1,841,621
24,714	R.R. Donnelley & Sons Company				814,573

	Total Commercial Services & Supplies				12,368,171

	Communications Equipment – 7.1%

459,280	Cisco Systems, Inc., (1)				10,563,440
33,878	Comverse Technology, Inc., (1)				726,344
68,300	Corning Incorporated, (1)				1,667,203
29,400	Harris Corporation				1,308,006
411,005	JDS Uniphase Corporation, (1)				900,101
72,900	Motorola, Inc.				1,822,500
368,020	QUALCOMM Inc.				13,377,527
24,140	Research In Motion Limited, (1)				2,478,212
41,802	Tellabs Inc., (1)				458,150

	Total Communications Equipment				33,301,483

	Computers & Peripherals – 6.5%

224,810	Apple Computer, Inc., (1)				17,317,114
100,200	Hewlett-Packard Company				3,676,338
43,935	International Business Machines Corporation (IBM)				3,600,034
10,554	Lexmark International, Inc., (1)				608,544
23,493	McAfee Inc., (1)				574,639
15,893	NCR Corporation, (1)				627,456
58,720	Network Appliance Inc., (1)				2,173,227
20,743	SanDisk Corporation, (1)				1,110,580
242,000	Sun Microsystems Inc., (1)				1,202,740

	Total Computers & Peripherals				30,890,672

	Consumer Finance – 0.2%

18,700	American Express Company				1,048,696

	Containers & Packaging – 0.5%

34,646	Longview Fibre Company				704,007
43,903	Packaging Corp. of America				1,018,550
24,900	Sonoco Products Company				837,636

	Total Containers & Packaging				2,560,193

	Diversified Financial Services – 2.8%

4,400	Chicago Merchantile Exchange				2,104,300
115,400	Citigroup Inc.				5,731,918
89,700	JPMorgan Chase & Co.				4,212,312
20,000	Moody’s Corporation				1,307,600

	Total Diversified Financial Services				13,356,130

	Diversified Telecommunication Services – 2.4%

149,013	AT&T Inc.				4,851,863
54,100	BellSouth Corporation				2,312,775
63,121	Chunghwa Telecom Co., Ltd., Sponsored ADR				1,092,619
72,955	Citizens Communications Company				1,024,288
46,319	Sprint Nextel Corporation				794,371
32,766	Verizon Communications Inc.				1,216,602

	Total Diversified Telecommunication Services				11,292,518

	Electric Utilities – 0.5%

21,600	Exelon Corporation				1,307,664
30,400	OGE Energy Corp.				1,097,744

	Total Electric Utilities				2,405,408

	Electrical Equipment – 1.1%

13,000	Cooper Industries, Ltd., Class A				1,107,860
29,900	Emerson Electric Co.				2,507,414
13,500	Hubbell Incorporated, Class B				646,650
15,500	Rockwell Automation, Inc.				900,550

	Total Electrical Equipment				5,162,474

	Electronic Equipment & Instruments – 1.1%

21,478	Agilent Technologies Inc., (1)				702,116
16,300	Amphenol Corporation, Class A				1,009,459
20,300	Arrow Electronics, Inc., (1)				556,829
18,541	Diebold Inc.				807,090
49,577	Gentex Corporation				704,489
23,200	Roper Industries Inc.				1,037,968
185,469	Solectron Corporation, (1)				604,629

	Total Electronic Equipment & Instruments				5,422,580

	Energy Equipment & Services – 1.3%

15,000	Cooper Cameron Corporation, (1)				724,650
21,300	Diamond Offshore Drilling, Inc.				1,541,481
52,800	Halliburton Company				1,502,160
13,150	Schlumberger Limited				815,695
35,000	Smith International, Inc.				1,358,000

	Total Energy Equipment & Services				5,941,986

	Food & Staples Retailing – 1.4%

33,900	CVS Corporation				1,088,868
30,740	Kroger Co.				711,324
23,562	SUPERVALU Inc.				698,613
26,403	Walgreen Co.				1,172,029
58,090	Wal-Mart Stores, Inc.				2,864,999

	Total Food & Staples Retailing				6,535,833

	Food Products – 0.5%

27,800	Monsanto Company				1,306,878
64,658	Sara Lee Corporation				1,039,054

	Total Food Products				2,345,932

	Gas Utilities – 0.7%

47,295	Nicor Inc.				2,022,334
18,791	Peoples Energy Corporation				763,854
26,700	Piedmont Natural Gas Company				675,777

	Total Gas Utilities				3,461,965

	Health Care Equipment & Supplies – 1.1%

33,800	Applera Corporation-Applied Biosystems Group				1,119,118
34,400	Baxter International Inc.				1,563,824
4,902	Intuitive Surgical, Inc., (1)				516,916
13,776	Medtronic, Inc.				639,757
19,174	St. Jude Medical Inc., (1)				676,650
11,687	Zimmer Holdings, Inc., (1)				788,873

	Total Health Care Equipment & Supplies				5,305,138

	Health Care Providers & Services – 1.2%

19,800	Caremark Rx, Inc.				1,122,066
15,100	Medco Health Solutions, Inc., (1)				907,661
33,037	UnitedHealth Group Incorporated				1,625,420
11,200	Universal Health Services, Inc., Class B				671,216
16,220	Wellpoint Inc., (1)				1,249,751

	Total Health Care Providers & Services				5,576,114

	Hotels, Restaurants & Leisure – 2.7%

18,429	Carnival Corporation				866,716
9,154	Harrah’s Entertainment, Inc.				608,100
27,600	International Game Technology				1,145,400
45,500	McDonald’s Corporation				1,779,960
176,220	Starbucks Corporation, (1)				6,000,291
15,700	Starwood Hotels & Resorts Worldwide, Inc.				897,883
20,300	Wendy’s International, Inc.				1,360,100

	Total Hotels, Restaurants & Leisure				12,658,450

	Household Durables – 0.6%

24,388	Leggett and Platt Inc.				610,432
38,500	Newell Rubbermaid Inc.				1,090,320
12,700	Whirlpool Corporation				1,068,197

	Total Household Durables				2,768,949

	Household Products – 1.0%

76,565	Procter & Gamble Company				4,745,499

	Industrial Conglomerates – 2.1%

13,164	3M Co.				979,665
14,536	American Standard Companies Inc.				610,076
163,140	General Electric Company				5,758,842
17,994	Genuine Parts Company				776,081
56,337	Tyco International Ltd.				1,576,873

	Total Industrial Conglomerates				9,701,537

	Insurance – 2.0%

24,500	AFLAC Incorporated				1,121,120
63,270	American International Group, Inc.				4,192,270
32,700	Fidelity National Financial, Inc.				1,361,955
30,179	Marsh & McLennan Companies, Inc.				849,539
13,260	Prudential Financial, Inc.				1,011,075
18,273	St. Paul Travelers Companies, Inc.				856,821

	Total Insurance				9,392,780

	Internet & Catalog Retail – 0.5%

33,250	Amazon.com, Inc., (1)				1,067,990
51,320	IAC/InterActiveCorp., (1)				1,475,963

	Total Internet & Catalog Retail				2,543,953

	Internet Software & Services – 3.8%

85,405	Earthlink, Inc., (1)				620,894
161,830	eBay Inc., (1)				4,589,499
52,128	Emdeon Corporation, (1)				610,419
20,640	Google Inc., Class A, (1)				8,295,216
37,800	j2 Global Communications, Inc., (1)				1,027,026
108,720	Yahoo! Inc., (1)				2,748,442

	Total Internet Software & Services				17,891,496

	IT Services – 0.8%

41,600	Electronic Data Systems Corporation				1,020,032
29,700	First Data Corporation				1,247,400
15,540	Infosys Technologies Limited, Sponsored ADR				741,724
18,066	WebEx Communications, Inc., (1)				704,935

	Total IT Services				3,714,091

	Leisure Equipment & Products – 0.1%

26,523	Eastman Kodak Company				594,115

	Machinery – 1.2%

29,600	Caterpillar Inc.				1,947,680
11,100	Danaher Corporation				762,237
15,700	Eaton Corporation				1,080,945
18,700	Graco Inc.				730,422
23,300	SPX Corporation				1,245,152

	Total Machinery				5,766,436

	Media – 3.5%

32,300	Clear Channel Communications, Inc.				931,855
160,965	Comcast Corporation, Special Class A, (1)				5,925,122
20,333	Monster Worldwide Inc., (1)				735,851
36,179	New York Times, Class A				831,393
62,500	News Corporation, Class A				1,228,125
11,670	Omnicom Group Inc.				1,092,312
67,395	Regal Entertainment Group, Class A				1,335,769
247,764	Sirius Satellite Radio Inc., (1)				968,757
19,400	Univision Communications Inc., (1)				666,196
44,003	Walt Disney Company				1,360,133
75,910	Westwood One, Inc.				537,443
68,980	XM Satellite Radio Holdings Inc., Class A, (1)				889,152

	Total Media				16,502,108

	Metals & Mining – 0.8%

29,600	Alcoa Inc.				829,984
56,000	Companhia Siderurgica Nacional S.A., Sponsored ADR				1,592,080
7,750	Phelps Dodge Corporation				656,425
7,389	Southern Copper Corporation				683,483

	Total Metals & Mining				3,761,972

	Multiline Retail – 1.3%

23,453	Federated Department Stores, Inc.				1,013,404
16,800	J.C. Penney Company, Inc.				1,148,952
12,439	Kohl’s Corporation, (1)				807,540
18,530	Sears Holding Corporation, (1)				2,929,408

	Total Multiline Retail				5,899,304

	Multi-Utilities – 0.5%

61,600	Duke Energy Corporation				1,860,320
5,913	National Grid PLC, Sponsored ADR				370,686

	Total Multi-Utilities				2,231,006

	Oil, Gas & Consumable Fuels – 3.7%

70,620	ChevronTexaco Corporation				4,580,413
33,600	ConocoPhillips				2,000,208
145,786	Exxon Mobil Corporation				9,782,241
29,446	Norsk Hydro ASA				662,829
12,100	Valero Energy Corporation				622,787

	Total Oil, Gas & Consumable Fuels				17,648,478

	Paper & Forest Products – 0.2%

23,723	International Paper Company				821,527

	Pharmaceuticals – 5.9%

45,030	Abbott Laboratories				2,186,657
90,700	Bristol-Myers Squibb Company				2,260,244
58,990	Celgene Corporation, (1)				2,554,267
29,425	Eli Lilly and Company				1,677,225
21,090	GlaxoSmithKline PLC, ADR				1,122,621
64,203	Johnson & Johnson				4,169,343
110,300	Merck & Co. Inc.				4,621,570
205,240	Pfizer Inc.				5,820,606
31,686	Schering-Plough Corporation				699,944
42,900	Telik, Inc., (1)				763,191
38,806	Wyeth				1,972,897

	Total Pharmaceuticals				27,848,565

	Real Estate – 1.4%

19,994	American Home Mortgage Investment Corp.				697,191
38,900	Health Care REIT, Inc.				1,556,389
30,269	Healthcare Realty Trust, Inc.				1,162,632
9,611	Host Marriott Corporation				220,380
40,176	Lexington Corporate Properties Trust				850,928
51,777	Nationwide Health Properties, Inc.				1,384,517
41,422	Senior Housing Properties Trust				883,945

	Total Real Estate				6,755,982

	Road & Rail – 0.3%

17,500	Burlington Northern Santa Fe Corporation				1,285,200

	Semiconductors & Equipment – 7.3%

46,200	Advanced Micro Devices, Inc., (1)				1,148,070
41,982	Agere Systems Inc., (1)				626,791
52,000	Altera Corporation, (1)				955,760
64,305	Analog Devices, Inc.				1,889,924
109,780	Applied Materials, Inc.				1,946,399
68,280	Broadcom Corporation, Class A, (1)				2,071,615
18,900	Cymer, Inc., (1)				829,899
47,717	Cypress Semiconductor Corporation, (1)				847,931
55,600	Fairchild Semiconductor International Inc., Class A, (1)				1,039,720
46,600	Freescale Semiconductor, Inc., (1)				1,773,130
61,570	Integrated Device Technology, Inc., (1)				988,814
16,471	International Rectifier Corporation, (1)				573,850
38,736	Intersil Holding Corporation, Class A				950,969
20,150	KLA-Tencor Corporation				896,071
50,530	Linear Technology Corporation				1,572,494
78,245	LSI Logic Corporation, (1)				643,174
77,810	Marvell Technology Group Ltd., (1)				1,507,180
28,942	Maxim Integrated Products, Inc.				812,402
73,000	Micron Technology, Inc., (1)				1,270,200
53,400	National Semiconductor Corporation				1,256,502
27,401	Novellus Systems Inc., (1)				757,912
56,690	NVIDIA Corporation, (1)				1,677,457
76,375	PMC-Sierra, Inc., (1)				453,668
121,864	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR				1,169,894
24,045	Tessera Technologies Inc., (1)				836,285
85,100	Texas Instruments Incorporated				2,829,575
30,150	Varian Semiconductor Equipment Associate, (1)				1,106,505
85,875	Xilinx, Inc.				1,884,956

	Total Semiconductors & Equipment				34,317,147

	Software – 10.3%

60,364	Activision Inc., (1)				911,496
91,430	Adobe Systems Incorporated, (1)				3,424,054
33,252	Akamai Technologies, Inc., (1)				1,662,267
27,018	Autodesk, Inc., (1)				939,686
63,545	BEA Systems, Inc., (1)				965,884
51,133	CA Inc.				1,211,341
74,410	Cadence Design Systems, Inc., (1)				1,261,994
15,731	Citrix Systems, (1)				569,620
74,246	CNET Networks, Inc., (1)				711,277
26,033	Hyperion Solutions Corporation, (1)				897,618
741,380	Microsoft Corporation				20,261,915
491,061	Oracle Corporation, (1)				8,711,422
30,149	Red Hat, Inc., (1)				635,541
18,900	Reynolds and Reynolds Company				746,739
16,800	SAP AG, Sponsored ADR				831,600
32,000	Satyam Computer Services Limited, ADR				1,238,080
110,621	Symantec Corporation, (1)				2,354,015
44,712	VeriSign, Inc., (1)				903,182

	Total Software				48,237,731

	Specialty Retail – 2.3%

28,650	Best Buy Co., Inc.				1,534,494
24,921	Claire’s Stores, Inc.				726,696
63,017	Gap, Inc.				1,194,172
66,123	Home Depot, Inc.				2,398,281
40,900	Limited Brands, Inc.				1,083,441
29,000	Lowe’s Companies, Inc.				813,740
86,037	Pier 1 Imports, Inc.				638,395
34,574	TJX Companies, Inc.				969,109
43,412	Tuesday Morning Corporation				602,559
37,616	Urban Outfitters, Inc., (1)				665,427

	Total Specialty Retail				10,626,314

	Textiles, Apparel & Luxury Goods – 0.0%

8,082	Hanesbrands Inc., (1)				181,926

	Thrifts & Mortgage Finance – 0.2%

16,808	Federal National Mortgage Association				939,735

	Tobacco – 1.1%

69,700	Altria Group, Inc.				5,335,536

	Wireless Telecommunication Services – 0.5%

46,400	China Mobile Hong Kong Limited, Sponsored ADR				1,640,240
36,448	Vodafone Group PLC				833,201

	Total Wireless Telecommunication Services				2,473,439

	Total Common Stocks (cost $403,012,864)				470,463,614

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Put Options – 0.2%

368	Nasdaq 100 Index	$50,600,000	11/18/06	$1375	$57,960
375	Nasdaq 100 Index	49,687,500	12/16/06	1325	92,813
339	Nasdaq 100 Index	46,612,500	12/16/06	1375	130,515
336	Nasdaq 100 Index	47,040,000	12/16/06	1400	162,960
272	S&P 500 Index	31,960,000	10/21/06	1175	5,440
243	S&P 500 Index	29,160,000	10/21/06	1200	7,290
247	S&P 500 Index	29,640,000	11/18/06	1200	45,695
207	S&P 500 Index	25,357,500	11/18/06	1225	56,408
251	S&P 500 Index	28,865,000	12/16/06	1150	56,475
261	S&P 500 Index	30,667,500	12/16/06	1175	78,952
225	S&P 500 Index	27,000,000	12/16/06	1200	92,250

3,124	Total Put Options (cost $2,456,570)	396,590,000			786,758

Principal
Amount (000)	Description	Coupon	Maturity		Value

	Short-Term Investments – 5.4%

$25,384	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $25,393,764, collateralized by $20,655,000 U.S. Treasury Bonds, 6.875%, due 8/15/25, value $25,896,206	4.800%	10/02/06		$25,383,611

	Total Short-Term Investments (cost $25,383,611)				25,383,611

	Total Investments (cost $430,853,045) – 105.3%				496,633,983

		Notional	Expiration	Strike
Contracts	Type	Amount (2)	Date	Price	Value

	Call Options – (5.3)% (3)

(1,980)	Mini-NDX 100 Index	$(30,690,000)	10/21/06	$155.0	$(2,207,700)
(1,120)	Mini-NDX 100 Index	(17,640,000)	10/21/06	157.5	(985,600)
(1,830)	Mini-NDX 100 Index	(28,822,500)	11/18/06	157.5	(1,903,200)
(200)	Mini-NDX 100 Index	(3,200,000)	11/18/06	160.0	(168,000)
(1,520)	Mini-NDX 100 Index	(24,320,000)	12/16/06	160.0	(1,489,600)
(122)	Nasdaq 100 Index	(18,910,000)	10/21/06	1550	(1,359,690)
(215)	Nasdaq 100 Index	(33,862,500)	10/21/06	1575	(1,900,600)
(128)	Nasdaq 100 Index	(20,160,000)	11/18/06	1575	(1,330,560)
(292)	Nasdaq 100 Index	(46,720,000)	11/18/06	1600	(2,457,180)
(205)	S&P 500 Index	(25,625,000)	10/21/06	1250	(1,835,775)
(447)	S&P 500 Index	(56,992,500)	10/21/06	1275	(2,925,615)
(204)	S&P 500 Index	(26,520,000)	10/21/06	1300	(865,980)
(436)	S&P 500 Index	(55,590,000)	11/18/06	1275	(3,169,720)
(199)	S&P 500 Index	(25,870,000)	11/18/06	1300	(1,023,855)
(215)	S&P 500 Index	(27,950,000)	12/16/06	1300	(1,297,525)

(9,113)	Total Call Options (premiums received $16,916,419)	(442,872,500)			(24,920,600)

	Other Assets Less Liabilities – 0.0%				22,375

	Net Assets – 100%				$471,735,758

	(1) Non-income producing.

	(2) For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by Strike Price by 100.

	(3) The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

	ADR American Depositary Receipt.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.

	At September 30, 2006, the cost of investments was $430,853,045.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

	Gross unrealized:
	Appreciation				$74,320,139
	Depreciation				(8,539,201)

	Net unrealized appreciation (depreciation) of investments				$65,780,938

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.